John Hancock
Fundamental All Cap Core Fund
Quarterly portfolio holdings 10/31/19

Fund’s investments
As of 10-31-19 (unaudited)
	Shares	Value
Common stocks 98.9%		$85,220,181
(Cost $65,137,336)
Communication services 17.1%		14,745,155
Entertainment 3.0%
Liberty Media Corp.-Liberty Formula One, Series C (A)	60,968	2,591,140
Interactive media and services 14.1%
Alphabet, Inc., Class A (A)	3,191	4,016,831
CarGurus, Inc. (A)	58,183	1,954,367
Facebook, Inc., Class A (A)	26,710	5,118,972
Twitter, Inc. (A)	35,497	1,063,845
Consumer discretionary 20.4%		17,567,050
Household durables 8.4%
Lennar Corp., A Shares	58,188	3,468,005
NVR, Inc. (A)	409	1,487,365
Tempur Sealy International, Inc. (A)	25,274	2,298,670
Internet and direct marketing retail 7.0%
Amazon.com, Inc. (A)	3,401	6,042,419
Leisure products 2.3%
Polaris, Inc.	19,638	1,937,289
Specialty retail 1.3%
Group 1 Automotive, Inc.	10,943	1,088,172
Textiles, apparel and luxury goods 1.4%
Ralph Lauren Corp.	6,650	638,799
Salvatore Ferragamo SpA	32,419	606,331
Consumer staples 5.0%		4,309,693
Beverages 3.8%
Anheuser-Busch InBev SA, ADR	29,541	2,386,027
Diageo PLC, ADR	5,619	920,786
Food products 1.2%
The Hain Celestial Group, Inc. (A)	42,423	1,002,880
Energy 6.4%		5,509,918
Energy equipment and services 1.9%
Baker Hughes, a GE Company	52,140	1,115,796
National Oilwell Varco, Inc.	23,523	532,090
Oil, gas and consumable fuels 4.5%
Cheniere Energy, Inc. (A)	42,196	2,597,164
Kinder Morgan, Inc.	25,738	514,245
Suncor Energy, Inc.	25,282	750,623
Financials 19.2%		16,569,213
Banks 11.6%
Bank of America Corp.	131,607	4,115,351
Citigroup, Inc.	58,372	4,194,612
First Hawaiian, Inc.	63,153	1,725,971
Capital markets 5.8%
Affiliated Managers Group, Inc.	4,734	378,152
Morgan Stanley	62,744	2,889,361
The Goldman Sachs Group, Inc.	8,132	1,735,206
Consumer finance 1.8%
American Express Company	6,342	743,790
2	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Consumer finance (continued)
Synchrony Financial	22,244	$786,770
Health care 6.6%		5,676,337
Biotechnology 4.5%
Alnylam Pharmaceuticals, Inc. (A)	5,979	518,618
Amgen, Inc.	13,043	2,781,420
Moderna, Inc. (A)	31,056	520,188
Health care equipment and supplies 1.3%
Hologic, Inc. (A)	23,605	1,140,358
Health care providers and services 0.8%
Anthem, Inc.	2,660	715,753
Industrials 6.8%		5,889,623
Electrical equipment 1.8%
Regal Beloit Corp.	9,015	667,561
Sensata Technologies Holding PLC (A)	17,472	894,392
Industrial conglomerates 1.4%
Roper Technologies, Inc.	3,568	1,202,273
Machinery 0.4%
The Manitowoc Company, Inc. (A)	24,983	318,783
Professional services 2.2%
IHS Markit, Ltd. (A)	27,119	1,898,872
Trading companies and distributors 1.0%
United Rentals, Inc. (A)	6,796	907,742
Information technology 14.1%		12,099,485
Semiconductors and semiconductor equipment 1.6%
Analog Devices, Inc.	4,753	506,812
NVIDIA Corp.	4,377	879,865
Software 5.7%
Microsoft Corp.	12,321	1,766,462
salesforce.com, Inc. (A)	11,185	1,750,341
Workday, Inc., Class A (A)	8,467	1,373,009
Technology hardware, storage and peripherals 6.8%
Apple, Inc.	19,763	4,916,244
Samsung Electronics Company, Ltd.	20,980	906,752
Real estate 3.3%		2,853,707
Equity real estate investment trusts 2.7%
American Tower Corp.	10,614	2,314,701
Real estate management and development 0.6%
Five Point Holdings LLC, Class A (A)	81,544	539,006

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.2%				$1,057,807
(Cost $1,057,807)
U.S. Government Agency 0.5%				428,000
Federal Home Loan Bank Discount Note	1.400	11-01-19	428,000	428,000

	Yield (%)	Shares	Value
Money market funds 0.1%			135,807
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.7521(B)	135,807	135,807

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	3

	Par value^	Value
Repurchase agreement 0.6%		494,000
Barclays Tri-Party Repurchase Agreement dated 10-31-19 at 1.700% to be repurchased at $494,023 on 11-1-19, collateralized by $435,800 U.S. Treasury Bonds, 3.000% due 12-15-47 (valued at $503,923, including interest)	494,000	494,000

Total investments (Cost $66,195,143) 100.1%	$86,277,988
Other assets and liabilities, net (0.1%)	(51,529)
Total net assets 100.0%	$86,226,459

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 10-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
4	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of October 31, 2019, by major security category or type:
	Total value at 10-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$14,745,155	$14,745,155	—	—
Consumer discretionary	17,567,050	16,960,719	$606,331	—
Consumer staples	4,309,693	4,309,693	—	—
Energy	5,509,918	5,509,918	—	—
Financials	16,569,213	16,569,213	—	—
Health care	5,676,337	5,676,337	—	—
Industrials	5,889,623	5,889,623	—	—
Information technology	12,099,485	11,192,733	906,752	—
Real estate	2,853,707	2,853,707	—	—
Short-term investments	1,057,807	135,807	922,000	—
Total investments in securities	$86,277,988	$83,842,905	$2,435,083	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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